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                            MFS UNION STANDARD TRUST
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                            January 31, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Union Standard Trust (the "Trust") (File No. 33-6831) on behalf of MFS Union Standard Equity Fund (a series of MFS Union Standard Trust)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 5 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on January 28, 1997.

         Please  call the  undersigned  or Mary F.  Muller at (617)  954-5000 or
(800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn